SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Aug. 31, 2013
Shareholders Equity Tables
Schedule of stock issuable under the Amended 2008 Plan
The following table sets forth certain information as of August 31, 2013 concerning our common stock that may be issued upon the exercise of options or warrants or pursuant to purchases of stock under the Amended 2008 Plan:

Plan Category	(a) Number of Securities to be Issued Upon the Exercise of Outstanding Options and Warrants	(b) Weighted-Average Exercise Price of Outstanding Options and Warrants	(c) Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in Column (a))
Equity compensation plans approved by stockholders	3,875,000	$1.14	3,125,000
Equity compensation plans not approved by stockholders	--	N/A	--

Total	3,875,000	$1.14	3,125,000

Schedule of assumptions used in warrant valuation
The assumptions used are as follows:

August 31, 2013
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	404%
Expected warrant life (in years)	5.00

The assumptions used are as follows:

August 31, 2013
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	380%
Expected warrant life (in years)	5.00

Schedule of warrants outstanding
The following January 2011 Warrants are outstanding as of August 31, 2013:

Expiry Date	Exercise Price	August 31, 2013
January 31, 2016	$2.50	1,600,000

The following January 2011 Option Warrants are outstanding as of August 31, 2013:

Expiry Date	Exercise Price	August 31, 2013
June 30, 2016	$2.50	6,240,000